Note 43 - Condensed Statement of Cash Flows (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Cash Flows (Deutsche Bank Parent) [Line Items]
Net cash provided by (used in) operating activities	€ 20,605	€ (41,369)	€ (47,850)
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income	37,446	14,075	11,592
Maturities of financial assets at fair value through other comprehensive income	29,093	36,236	23,572
Sale of debt securities held to collect at amortized cost	8,239	350	93
Maturities of debt securities held to collect at amortized cost	3,960	195	58
Sale of investments in associates	30	0	5
Sale of property and equipment	12	12	13
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income	(75,890)	(47,705)	(34,586)
Debt Securities held to collect at amortized cost	(3,359)	(19,320)	(129)
Investments in associates	(3)	(1)	0
Property and equipment	(387)	(266)	(212)
Net change in investments in subsidiaries	3,427	1,149	289
Other, net	(927)	(861)	(1,024)
Net cash provided by (used in) investing activities	1,642	(16,136)	(329)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt	1,668	25	10
Repayments and extinguishments of subordinated long-term debt	(1,120)	(11)	(253)
Issuances of trust preferred securities	0	0	0
Principal portion of lease payments	(479)	(362)	0
Repayments and extinguishments of trust preferred securities	0	0	0
Common shares issued	0	0	0
Purchases of treasury shares, Cash Flows	(279)	(1,359)	(4,119)
Sale of treasury shares	76	1,181	3,925
Additional Equity Components (AT1) issued	1,153	0	0
Purchases of Additional Equity Components (AT1)	(709)	(88)	(123)
Sale of Additional Equity Components (AT1)	721	77	120
Coupon on additional equity components, pre tax	(349)	(330)	(315)
Cash dividends paid	0	(227)	(227)
Net cash provided by (used in) financing activities	681	(1,094)	(982)
Net effect of exchange rate changes on cash and cash equivalents	(799)	1,163	1,243
Net increase (decrease) in cash and cash equivalents	47,295	(57,436)	(47,918)
Cash and cash equivalents at beginning of period	82,405	139,841	187,759
Cash and cash equivalents at end of period	129,699	82,405	139,841
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net	916	280	(224)
Interest paid	6,324	10,054	9,793
Interest received	15,905	14,786	19,660
Dividend received	724	4,217	2,957
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)				€ 124,549	€ 75,180	€ 127,871
Interbank balances (w/o central banks) (not included: time deposits with banks)				5,151	7,225	11,970
Cash and cash equivalents	€ 129,699	€ 82,405	€ 139,841	€ 129,699	€ 82,405	€ 139,841